Details of Income Statement Items (Sales) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details Of Income Statement [Abstract]
Sales	$ 6,955	$ 5,043	$ 5,271
Cost of sales
Materials consumed	2,342	1,647	1,702
Cost of labor	906	794	766
Depreciation and amortization	413	416	384
Energy and fuel	343	316	340
Other	340	380	262
Cost of sales	$ 4,344	$ 3,553	$ 3,454